Income Taxes - Provision for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current expense/(benefit)
U.S. Federal					$ (2,086)	$ 4,076	$ 68
State and local					370	397	12
Total current expense/(benefit)					(1,716)	4,473	80
Deferred expense/(benefit)
U.S. Federal					0	10	(1)
State and local					(346)	0	0
Total deferred expense/(benefit)					(346)	10	(1)
Provision for income tax expense/(benefit)	$ 300	$ (736)	$ 2,270	$ (2,644)	$ (2,062)	$ 4,483	$ 79